QUARTERLY RESULTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results

	Quarter Ended March 31(a)	Quarter Ended June 30(a)	Quarter Ended September 30(a)	Quarter Ended December 31(a)
	(In thousands)
Year Ended December 31, 2019
Revenue	$641,220	$688,685	$705,382	$670,514
Cost of revenue	$139,848	$149,725	$158,161	$152,506
Operating (loss) income	$(34,183)	$(13,770)	$13,912	$(16,408)
Net (loss) earnings	$(13,673)	$22,021	$18,378	$5,457
Net (loss) earnings attributable to Old IAC equity in IAC Holdings, Inc.	$(14,247)	$13,789	$16,466	$6,887

	Quarter Ended March 31(b)	Quarter Ended June 30(c)	Quarter Ended September 30(d)	Quarter Ended December 31(e)
	(In thousands)
Year Ended December 31, 2018
Revenue	$587,709	$637,928	$660,649	$646,762
Cost of revenue	$108,021	$120,890	$129,727	$142,514
Operating (loss) income	$(16,356)	$24,479	$39,177	$(11,465)
Net (loss) earnings	$(5,002)	$164,482	$38,163	$94,728
Net (loss) earnings attributable to Old IAC equity in IAC Holdings, Inc.	$(2,809)	$125,686	$34,601	$89,294
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(a)The first, second, third, and fourth quarters of 2019 include after-tax stock-based compensation expense of $2.2 million, $1.9 million, $1.7 million, and $1.7 million, respectively, related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination.
(b)The first quarter of 2018 includes after-tax stock-based compensation expense of $14.7 million related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination, and the acceleration of certain converted equity awards resulting from the termination of Angie's List employees in connection with the Combination, as well as after-tax costs of $4.1 million related to the Combination (including $2.8 million of deferred revenue write-offs).
(c)The second quarter of 2018 includes:
i.after-tax stock-based compensation expense of $12.9 million related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination, and the acceleration of certain converted equity awards resulting from the termination of Angie's List employees in connection with the Combination, as well as after-tax costs of $2.0 million related to the Combination (including $1.8 million of deferred revenue write-offs).
ii.after-tax realized and unrealized gains of $131.5 million related to the sale of a certain equity investment.
(d)The third quarter of 2018 includes after-tax stock-based compensation expense of $12.3 million related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination.
(e)The fourth quarter of 2018 includes:
i.after-tax stock-based compensation expense of $14.5 million related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie's List equity awards, both of which were converted into ANGI Homeservices' equity awards in the Combination.
ii.combined after-tax gains of $91.4 million related to the sales of Dictionary.com, Electus, Felix and CityGrid.
iii.after-tax impairment charges related to indefinite-lived intangible assets of $20.8 million.